Share Capital (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Balance, beginning of period	500,000	500,000
Balance, end of period	265,000	500,000	500,000
Stock Options [Member]
Disclosure of classes of share capital [line items]
Balance, beginning of period	500,000	500,000	696,667
Expired/Forfeited	(235,000)		(196,667)
Balance, end of period	265,000	500,000	500,000
Outstanding balance, beginning of year Weighted Average Exercise Price	$ 1.20	$ 1.20	$ 1.60
Expired/Forfeited	(1.50)		2.50
Outstanding balance, end of year Weighted Average Exercise Price	$ 1.00	$ 1.20	$ 1.20